Stock Options and Warrants (Details Textual) - USD ($)			1 Months Ended							3 Months Ended		6 Months Ended		12 Months Ended
	May 14, 2020	Feb. 28, 2019	Dec. 23, 2019	Aug. 31, 2019	May 31, 2019	Jun. 30, 2018	Feb. 28, 2018	Oct. 31, 2017	Dec. 31, 2014	Jun. 30, 2020	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	May 31, 2020	Dec. 31, 2017
Stock Options and Warrants (Textual)
Common stock, shares authorized										250,000,000		250,000,000		250,000,000	31,250,000
Risk free interest rate														1.655%
Dividend yield														0.00%
Exercise price
Shares of common stock issued by subsidiary														589,753
Warrant derivative liability										$ 9,783,912		$ 9,783,912		$ 612,042
Gain on change in fair value of derivative liability												904,176		$ 1,138,604
Options outstanding														873,420	75		75
Change in derivative value due to anti-dilution adjustments												$ (2,642,175)
Maximum [Member]
Stock Options and Warrants (Textual)
Common stock, shares authorized										250,000,000		250,000,000
Volatility factor														366.00%
Expected life years														4 years 5 months 1 day
Minimum [Member]
Stock Options and Warrants (Textual)
Common stock, shares authorized										31,250,000		31,250,000
Volatility factor														359.00%
Expected life years														4 years 2 months 30 days
Series D Preferred Stock [Member]
Stock Options and Warrants (Textual)
Warrants exercise price											$ 4.80			$ 0.06
Warrant [Member] | Series D Preferred Stock [Member]
Stock Options and Warrants (Textual)
Warrants to purchase shares of common stock														470,939
Risk free interest rate												0.34%
Dividend yield												0.00%		0.00%
Volatility factor												344.00%
Expected life years												5 years
Warrants exercise price														$ 4.80
Options term														5 years
Fair value of warrants														$ 26,465
Number of warrants issued, shares												8,594
Expense for change in value of derivative										$ 72,886		$ 637,974
Fair value of derivative liability										3,918,656		$ 3,918,656
Warrant [Member] | Series D Preferred Stock [Member] | Maximum [Member]
Stock Options and Warrants (Textual)
Risk free interest rate												0.29%		1.83%
Volatility factor												357.00%		379.00%
Expected life years												4 years 11 months 12 days
Exercise price												$ 4.80
Number of warrants issued, shares												1,438,599
Warrant [Member] | Series D Preferred Stock [Member] | Minimum [Member]
Stock Options and Warrants (Textual)
Risk free interest rate												0.235%		2.23%
Volatility factor												334.00%		385.00%
Expected life years												3 years 9 months
Exercise price												$ 1.60
Number of warrants issued, shares												479,533
Warrant [Member] | Series preferred stocks [Member]
Stock Options and Warrants (Textual)
Common stock purchase warrants											2,250,000
Warrants exercise price											$ 0.80
Expire date											Sep. 01, 2023
2017 Equity Incentive Plan [Member]
Stock Options and Warrants (Textual)
Common stock, shares authorized								475,000						1,098,959
Option granted, description								Any option granted under the 2017 Plan must provide for an exercise price of not less than 100% of the fair market value of the underlying shares on the date of grant and not less than $1.60 per share, but the exercise price of any ISO granted to an eligible employee owning more than 10% of our outstanding common stock must not be less than 110% of fair market value on the date of the grant. The plans further provide that with respect to ISOs the aggregate fair market value of the common stock underlying the options which are exercisable by any option holder during any calendar year cannot exceed $100,000.
Terms of grants, description								The term of each plan option and the manner in which it may be exercised is determined by the Board or the Compensation Committee, provided that no option may be exercisable more than 10 years after the date of its grant and, in the case of an incentive option granted to an eligible employee owning more than 10% of the common stock, no more than five years after the date of the grant.
Stock options [Member]
Stock Options and Warrants (Textual)
Compensation expense										$ 451,957		$ 916,542		$ 7,121	$ 44,477
Common stock purchase warrants									62
Warrants exercise price									$ 28.00
Options term									5 years
Stock options [Member] | 2017 Equity Incentive Plan [Member] | Chief Executive Officer [Member]
Stock Options and Warrants (Textual)
Options granted to purchase common stock	26,087						6,250
Compensation expense														13,333	15,555
Risk free interest rate	0.31%
Dividend yield	0.00%
Volatility factor	344.00%
Expected life years	5 years
Exercise price	$ 2.50						$ 6.40
Options term	5 years						5 years
Number of option vested, shares							521
Description of vesting options							The options have a term of five years. Of these options 521 vest upon grant and the remaining options shall vest quarterly in equal amounts over a 33-month period with the first vesting date being April 30, 2018.
Compensation expense over vesting period												21,737
Value of the award at the time of grant	$ 65,210
Stock options [Member] | 2017 Equity Incentive Plan [Member] | Two current directors [Member]
Stock Options and Warrants (Textual)
Compensation expense														34,284	$ 125,709
Stock options [Member] | 2017 Equity Incentive Plan [Member] | Chairman [Member]
Stock Options and Warrants (Textual)
Options granted to purchase common stock		43,423			451,170
Compensation expense														91,502
Risk free interest rate		2.54%			2.26%
Dividend yield		0.00%			0.00%
Volatility factor		397.00%			220.00%
Expected life years		1 year 6 months			1 year 6 months
Exercise price		$ 3.52			$ 6.40
Options term		5 years
Description of vesting options		The options vest on August 4, 2020.			Options shall vest subject to serving as Executive Chairman on November 14, 2020.
Compensation expense over vesting period		$ 149,730			$ 2,217,952
Stock options [Member] | 2017 Equity Incentive Plan [Member] | Cheif Executive Officer [Member]
Stock Options and Warrants (Textual)
Options granted to purchase common stock	431,251
Risk free interest rate	0.31%
Dividend yield	0.00%
Volatility factor	344.00%
Expected life years	5 years
Exercise price	$ 2.50
Options term	5 years
Compensation expense over vesting period												56,737
Value of the award at the time of grant	$ 1,077,999
Stock options [Member] | 2017 Equity Incentive Plan [Member] | Consultant [Member]
Stock Options and Warrants (Textual)
Options granted to purchase common stock	25,000
Risk free interest rate	0.15%
Dividend yield	0.00%
Volatility factor	250.00%
Expected life years	5 years
Exercise price	$ 2.50
Options term	5 years
Compensation expense over vesting period												$ 29,582
Value of the award at the time of grant	$ 49,304
Common stock options [Member] | 2017 Equity Incentive Plan [Member] | Chairman [Member]
Stock Options and Warrants (Textual)
Compensation expense														924,147
2017 Equity Incentive Plan [Member]
Stock Options and Warrants (Textual)
Options granted to purchase common stock			301,327
Compensation expense			$ 148,118
Risk free interest rate			1.67%
Dividend yield			0.00%
Volatility factor			354.00%
Expected life years			3 years
Exercise price			$ 1.45
Options term			3 years
Compensation expense over vesting period			$ 435,969
2017 Equity Incentive Plan [Member] | Stock options [Member]
Stock Options and Warrants (Textual)
Options granted to purchase common stock				31,250		15,000
Compensation expense														50,513
Risk free interest rate				1.68%
Dividend yield				0.00%
Volatility factor				427.00%
Expected life years				5 years
Exercise price				$ 3.152		$ 4.80
Options term				5 years		5 years
Compensation expense over vesting period				$ 98,500
Unrecognized compensation costs														1,700,000
Unrecognized compensation cost during fiscal 2020														1,557,000
Unrecognized compensation cost during fiscal 2021														$ 143,000
Term of stock option, description														Expected to be recognized over a period of 2 years.
Number of shares authorized by the plan										2,770,000		2,770,000				1,714,000
2017 Equity Incentive Plan [Member] | Stock options [Member] | Two current directors [Member]
Stock Options and Warrants (Textual)
Options granted to purchase common stock							25,000
Exercise price							$ 6.40
Options term							5 years
Description of vesting options							The options vest quarterly in equal amounts over a one year period with the first vesting occurring on June 30, 2018.